Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of March 31,
	2024	2025
	USD	USD
Raw materials	—	228,919
Finished goods	4,449,132	2,837,357
Inventories, net	4,449,132	3,066,276